Organization - Schedule of Assets and Liabilities of VIEs (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	¥ 12,218,088,667	$ 1,917,284,731	¥ 11,690,476,076
Total non-current assets	1,873,036,506	293,920,300	1,707,555,634
Total assets	14,091,125,173	2,211,205,031	13,398,031,710
Total current liabilities	493,517,245	77,443,625	472,608,238
Total non-current liabilities	1,074,068,647	168,544,809	1,015,579,621
Total liabilities	1,567,585,892	245,988,434	1,488,187,859
Variable Interest Entity [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	11,767,368,363	1,846,556,878	11,044,967,048
Total non-current assets	1,744,115,342	273,689,755	1,360,688,649
Total assets	13,511,483,705	2,120,246,633	12,405,655,697
Total current liabilities	1,339,051,890	210,126,461	1,541,885,470
Total non-current liabilities	592,668,094	93,002,557	184,760,974
Total liabilities	1,931,719,984	303,129,018	1,726,646,444
Variable Interest Entity [Member] | Short term Loan Principal and Financing Service Fee Receivables [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	2,339,575,202	367,130,402	3,916,692,275
Variable Interest Entity [Member] | Other Current Assets [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total current assets	¥ 9,427,793,161	$ 1,479,426,476	¥ 7,128,274,773